BLACKROCK FUNDS V
BlackRock Emerging Markets Bond Fund
(the “Fund”)
Institutional and Class K Shares
Supplement dated June 25, 2021 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated April 30, 2021, as supplemented to date
On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Sustainable Emerging Markets Bond Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.
Accordingly, effective on or about September 23, 2021, the following changes are expected to be made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
All references to “BlackRock Emerging Markets Bond Fund” are changed to “BlackRock Sustainable Emerging Markets Bond Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Investment Objective” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The BlackRock Sustainable Emerging Markets Bond Fund (the “Fund”) seeks total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Objective” is deleted in its entirety and replaced with the following:
Investment Objective
The Fund seeks total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The investment objective is a
non-fundamental
policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.

Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”). Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the J.P. Morgan EMBI Global Diversified (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The Fund invests primarily in a portfolio of fixed-income securities of issuers located in or tied economically to emerging market countries that are predominantly denominated in U.S. Dollars and derivatives with similar economic characteristics. Fixed-income securities are debt obligations such as bonds and debentures, corporate debt obligations, debt obligations of governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations and zero coupon debt securities. The Fund may invest in fixed-income securities of any maturity. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market bonds and derivatives with similar economic characteristics. Emerging market bonds are fixed-income securities issued by or guaranteed by governments of emerging market countries, or agencies, authorities or political subdivisions of such governments and/or companies located in or tied economically to an emerging market. Fund management considers an issuer to be located in or tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country, or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in the securities issued by one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including high yield or junk securities (including distressed securities), securities of small cap issuers and derivatives, may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in high yield or junk securities. High yield securities are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies or determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. It is possible that many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated.
The Fund may gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to seek to enhance returns, in which case their use would involve leveraging risk.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Investment Process” is deleted in its entirety and replaced with the following:
Investment Process
To determine the Fund’s investable universe, Fund management will first seek to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria include, among other things, (i) companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels (with the exception of green bonds) beyond specified thresholds as determined by BlackRock, (ii) United Nations Global Compact violators, (iii) issuers that have ESG ratings that are below a threshold established by BlackRock and (iv) issuers that do not meet a minimum threshold for low carbon transition or carbon emissions intensity established by BlackRock. With respect to (iii) and (iv), companies are screened to the extent they have been assigned ESG ratings or carbon emission and carbon transition scores by third-party ratings agencies, which may not be available in all circumstances.
In allocating the Fund’s investments across emerging market countries, the management team combines an in-depth
analysis of global factors with fundamental country- and company-specific research. The investment process aims at understanding both long term market dynamics and current minicycles, and it uses proprietary asset allocation tools to determine the optimum structure of the portfolio and the appropriate risk exposure of the portfolio. The management team will consider the fundamental indicators of each country relative to those of other emerging market countries and make an assessment of the interest rates, yield curves and currency valuations of the countries in the investment universe in determining whether to buy or sell an investment.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the J.P. Morgan EMBI Global Diversified (the “Benchmark”). Specifically, with respect to the Fund’s investments in certain sectors of fixed-income instruments, the Fund generally seeks to invest in a portfolio that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than that of the Benchmark, (ii) has, with respect to corporate and quasi-sovereign issuers, an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark. The Fund may invest in other sectors that are not included in such assessments.
While Fund management considers ESG characteristics as well as climate risk exposure and climate opportunities, only one or two of these categories may be considered with respect to a particular investment or sector, and categories may be weighted differently according to the type of investment being considered. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG related criteria used by BlackRock as described above.
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Principal Investment Strategies
The Fund invests primarily in a portfolio of fixed-income securities of issuers located in or tied economically to emerging market countries that are predominantly denominated in U.S. Dollars and derivatives with similar economic characteristics. Fixed-income securities are debt obligations such as bonds and debentures, corporate debt obligations, debt obligations of governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations and zero coupon debt securities. The Fund may invest in fixed-income securities of any maturity. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market bonds and derivatives with similar economic characteristics. Emerging market bonds are fixed-income securities issued by or guaranteed by governments of emerging market countries, or agencies, authorities or political subdivisions of such governments and/or companies located in or tied economically to an emerging market. Fund management considers an issuer to be located in or tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country, or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The Fund may invest a significant portion of its assets in the securities issued by one country. The 80% policy noted above is a non-fundamental
policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The full spectrum of available investments, including high yield or junk securities (including distressed securities), securities of small cap issuers and derivatives, may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in high yield or junk securities. High yield securities are debt securities which are rated lower than investment grade (below the fourth highest rating category of the major rating agencies or determined by Fund management to be of similar quality). These securities generally pay more interest than higher rated securities. It is possible that many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated.
The Fund may gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.

The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to seek to enhance returns, in which case their use would involve leveraging risk.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Principal Risks of Investing in the Fund” are amended to add the following risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

The section of each Prospectus entitled “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” is amended to add the following principal risk:

•
ESG Investing Risk
— The Fund intends to screen out particular companies and industries pursuant to certain criteria established by BlackRock, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objective to invest in a portfolio of equity securities that, in BlackRock’s view, has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Fund’s benchmark. There is no guarantee that this objective will be achieved, and such assessment is at BlackRock’s discretion.

Change in the Fund’s Performance Information and Benchmark
The third sentence of the first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information” is deleted in its entirety and replaced with the following:
The table compares the Fund’s performance to that of the J.P. Morgan EMBI Global Diversified and the J.P. Morgan ESG EMBI Global Diversified Index.
The following is added after the sixth sentence of the first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information”:
The Fund’s total returns for the period beginning on the date of the Reorganization and ending on September 22, 2021 as reflected in the bar chart and the table are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Bond Fund.”
In the section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Performance Information,” the J.P. Morgan ESG EMBI Global Diversified Index is added as an additional performance benchmark against which the Fund measures its performance.
Change in the Fund’s Portfolio Management Team
The section of each Summary Prospectus entitled “Key Facts About BlackRock Emerging Markets Bond Fund—Portfolio Managers” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock Emerging Markets Bond Fund—Portfolio Managers” are deleted in their entirety and replaced with the following:
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Sergio Trigo Paz	2017*	Managing Director of BlackRock, Inc.
Michel Aubenas, CFA	2017*	Managing Director of BlackRock, Inc.
Pablo Goldberg	2021	Managing Director of BlackRock, Inc.
Kirill Veretinskii, CFA	2021	Vice President of BlackRock, Inc.

*	Includes management of the Predecessor Fund
The section of each Prospectus entitled “Details About the Fund—How the Fund Invests—About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Michel Aubenas, CFA, Pablo Goldberg and Kirill Veretinskii, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day
management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section of each Prospectus entitled “Management of the Fund—Portfolio Manager Information” is deleted in its entirety and replaced with the following:
Portfolio Manager Information
Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
The Fund is managed by a team of financial professionals. Sergio Trigo Paz, Michel Aubenas, CFA, Pablo Goldberg and Kirill Veretinskii, CFA, are jointly and primarily responsible for the day-to-day
management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Sergio Trigo Paz	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director and Head of BlackRock’s Emerging Markets Debt Team since June 2012; Chief Investment Officer for Emerging Markets Fixed Income for Fischer Francis Trees & Watts (a wholly owned subsidiary of BNP Paribas) from 2009 to 2012; Portfolio Manager for Fortis Investments from 2004 to 2009.
Michel Aubenas, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director of BlackRock, Inc. since 2016 and Head of EM Hard Currency Sovereign Debt; Director of BlackRock, Inc. from 2012 to 2015.
Pablo Goldberg	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Managing Director of BlackRock, Inc. since 2014; Managing Director and Global Head of Emerging Markets Research of HSBC from 2010 to 2014.
Kirill Veretinskii, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Vice President of BlackRock, Inc. since 2013.

*	Includes management of the Predecessor Fund (as defined below).
Shareholders should retain this Supplement for future reference.
ALLPRO-EMB-0621SUP